Marketing Expenses	12 Months Ended
Dec. 31, 2019
Marketing Expenses
Marketing Expenses	NOTE 13 - MARKETING EXPENSES
	Year ended December 31
	2019	2018

Stock-based compensation (Note 10B7)	$420,000	$-
Professional fees	246,872	-
	$666,872	$-